Organization and Nature of Operations (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 12, 2018 USD ($) shares	Mar. 31, 2018 USD ($) Center shares	Dec. 31, 2017 item	Feb. 11, 2018 shares
Organization and Nature of Operations
Number of U.S. service centers		14	14
Number of service centers in Australia		1	1
Net proceeds from IPO | $		$ 469,621
Write off of stock issuance costs against equity | $	$ 2,200
Restricted stock unit awards issued (in shares) | shares	737,493
Cactus LLC
Organization and Nature of Operations
Net proceeds from IPO | $	$ 469,600
Ownership interest		35.30%
Cactus LLC | Term loan facility
Organization and Nature of Operations
Repayments of debt | $	$ 251,000
Class B Common Stock
Organization and Nature of Operations
Number of shares issued | shares	51,889,772
Common stock, shares issued | shares		48,440,000
Common stock, shares outstanding | shares		48,440,000		0